12. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Mineral exploration expenses related to depreciation		$ 21,520	$ 14,240	$ 15,669
Equipment purchased and financed with long-term loan	[1]	40,490	0	0
Reimbursements from optionees related to the fair value of common shares		0	194,040	0
Reclassified from equity reserves to share capital		0	437,900	0
Share issue costs related to the issue of finder's options		$ 0	$ 47,540	$ 38,239

[1]	See Note 9.